Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Tax
Note 3: Income Taxes
The Company’s subsidiary,
ProKidney-US,
is treated as a C corporation, and therefore a provision for federal and state taxes has been recorded. The Company’s income tax provision for the three months ended March 31, 2022 and 2021 were $1,010,000 and $6,000, respectively.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, available taxes in the carryback periods, projected future taxable income and tax planning strategies in making this assessment. The difference between the Company’s effective tax rate of (1.5)% for the three months ended March 31, 2022 and the U.S. statutory rate of 21% is primarily attributable to the Company and
ProKidney-KY
being treated as partnerships for income tax purposes.
For tax years beginning after December 31, 2021, the Tax Cuts and Jobs Act of 2017 (the “TCJA”) requires specified research and development expenses to be capitalized and amortized ratably over a five-year period. The adoption of this provision of the TCJA is the primary driver of income tax expense recognized during the three months ended March 31, 2022.
There are no net unrecognized tax benefits as of March 31, 2022 which, if recognized, would affect our effective tax rate. We expect none of the gross unrecognized tax benefits will decrease within the next year.
There have been no significant changes in the Company’s uncertain tax positions during the three months ended March 31, 2022.

Note 3: Income Taxes
The Company’s subsidiary,
ProKidney-US,
is treated as a C corporation, and therefore a provision for federal and state taxes has been recorded.
The provision for income tax expense consisted of the following for the year ended December 31, 2021 and 2020 (in thousands):

	December 31, 2021	December 31, 2020
Current:
Federal	$72	$(242)
State	(34)	10

Total current income tax expense (benefit)	38	(232)
Deferred:
Federal	—	—
State	—	—

Total deferred income tax expense	—	—

Income tax expense (benefit)	$38	$(232)

The difference between the statutory rate for federal income tax and the effective income tax rate was as follows:

	December 31, 2021	December 31, 2020
Current:
Income taxes at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	—	—
LLC flow-through structure	(21.4)	(21.5)
Federal Credits	1.8	2.3
Provision to return adjustment	—	0.2
Change in valuation allowance	(1.3)	(1.1)
Other	(0.2)	—

Effective income tax rate	(0.1)%	0.9%

Components of the Company’s deferred tax assets and liabilities included in the consolidated balance sheet consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Deferred tax assets:
Accrued bonus	$376	$243
Fixed assets	—	108
Federal credit carryforwards	939	331
Leases	28	—
Start-up costs	39	48

Deferred tax assets before valuation allowance	1,382	730
Valuation allowance	1,237	560

Total deferred tax assets	145	170

Deferred tax liabilities:
Intangible assets	90	148
Fixed assets	47	—
Prepaid expenses	8	22

Total deferred tax liabilities	145	170

Net deferred tax asset	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, available taxes in the carryback periods, projected future taxable income and tax planning strategies in making this assessment. Accordingly, the Company has provided a valuation allowance of $1,237,000 and $560,000 respectively for December 31, 2021 and 2020, to offset the net deferred tax assets.
The Company has $1,118,000 in Research Credit Carryforwards that begin to expire in 2040.
A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the years ended December 31, 2021 and 2020 consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Unrecognized tax benefits (gross):
Benefits at the beginning of the year	$—	$—
Increase related to prior year tax positions	94	—
Decrease related to prior year tax positions	—	—
Increase related to current year tax positions	86	—

Benefits at the end of the year	$180	$—

There are no net unrecognized tax benefits as of December 31, 2021 which, if recognized, would affect our effective tax rate. We expect none of the gross unrecognized tax benefits will decrease within the next year.
In March 2020, the World Health Organization declared coronavirus
(COVID-19)
a global pandemic. This contagious disease outbreak, which continued to spread, and the related adverse public health developments, have adversely affected work forces, economies and financial markets globally. As a result, governments around the world have enacted legislation to provide aid and stimulate economies. In the U.S., The Coronavirus, Aid, Relief and Economics Security Act (“CARES Act”), was enacted on March 27, 2020, The Consolidated Appropriations Act, 2021 was enacted on December 27, 2020, and the American Rescue Plan Act of 2021 was enacted on March 11, 2021. All of these acts included both income tax and non-income
tax provisions to assist companies. No provisions in these acts had a material impact on the income tax provision or any other area of the Company’s financial statements.
Tax years 2018 through 2021 remain subject to examination by federal and state authorities.